Receivables (Details) - Schedule of receivables - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of receivables [Abstract]
Credit card payments in process of settlement	$ 78,836	$ 158,924
Trade receivables from customers	1,977,177	366,701
Total receivables	2,053,013	525,625
Allowance for doubtful accounts		(14,614)	$ (29,001)
Accounts receivable, net	$ 2,053,013	$ 525,625